Document and Entity Information	Apr. 16, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002023730
Document Type	8-K
Document Period End Date	Apr. 16, 2026
Entity Registrant Name	GigCapital7 Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-42262
Entity Tax Identification Number	98-1790710
Entity Address, Address Line One	1731 Embarcadero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one redeemable warrant
Trading Symbol	GIGGU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GIG
Security Exchange Name	NASDAQ
Redeemable Warrants Each Full Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	GIGGW
Security Exchange Name	NASDAQ